Net Loss Per Share (Details)	11 Months Ended
Dec. 31, 2024 shares
Series A Preferred Stock [Member]
Net Loss per Share [Line Items]
Weighted-average number of shares of as-converted	495,191
Series B Preferred Stock [Member]
Net Loss per Share [Line Items]
Weighted-average number of shares of as-converted	4,328,844